36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Details 4)	Dec. 31, 2018
Cono Sur S.A. | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.91%
Cono Sur S.A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.17%
Cono Sur S.A. | Banco de Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.31%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.16%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.21%
Viña Concha y Toro S.A. | Scotiabank
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.21%
Viña Concha y Toro S.A. | HSBC
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.90%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.90%
Trivento B. y Viñedos S. A. | Banco San Juan
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	17.00%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.00%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.00%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.80%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.50%
Trivento B. y Viñedos S. A. | Banco Credicoop
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.75%
Trivento B. y Viñedos S. A. | Banco Credicoop
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.75%
Trivento B. y Viñedos S. A. | Banco Credicoop
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.75%
Trivento B. y Viñedos S. A. | BICE
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.15%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.80%
Trivento B. y Viñedos S. A. | BBVA
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	1.80%
VCT Brasil Imp. Y Export. Ltda. | Citibank S.A.
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	10.12%
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	11.00%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.90%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.34%
VCT USA, Inc. | BCI
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.89%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	2.78%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.39%
Fetzer Vineyards | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.12%
Fetzer Vineyards | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.12%
VCT & DG México, S.A. de C.V. | Banamex
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	10.50%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.92%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.98%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.74%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.74%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.74%
Southern Brewing Company S.A | Banco Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.08%
Southern Brewing Company S.A | Banco Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.90%
Southern Brewing Company S.A | Banco Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	6.96%
Southern Brewing Company S.A | Banco Security
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	7.32%
Southern Brewing Company S.A | Banco BCI
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.96%
Southern Brewing Company S.A | Banco Security
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.65%
Southern Brewing Company S.A | Banco Security
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.88%
Southern Brewing Company S.A | Banco Chile
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	4.31%
Southern Brewing Company S.A | Banco Estado
DisclosureOfNominalRatesLineItems [Line Items]
Nominal rate	3.88%